UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)
Registrant’s telephone number, including area code:
515/225-5400

Date of fiscal year end:
July 31, 2009

Date of reporting period:
July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Money Market Fund, Inc.

Annual Report
July 31, 2009

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrust.com

This report is not to be distributed
unless preceded or accompanied
by a prospectus.

Shareholder Account Access
now available at
www.equitrust.com

737-128(09)

PORTFOLIO HOLDINGS
July 31, 2009

by Asset Type

*	This category includes cash, receivables, prepaid expenses and other assets, less liabilities.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2009 and held until July 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund also charges individual shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges individual shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	2/1/2009	7/31/2009	2/1/2009 - 7/31/2009

Actual	$1,000.00	$1,000.11	$0.93
Hypothetical	$1,000.00	$1,024.07	$0.94
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2009

ASSETS
Investments in securities, at value (equivalent to amortized cost)	$5,514,846
Cash	248,039
Receivables:
Accrued interest	3
Fund shares sold	82,403
Prepaid expenses and other assets	814

Total Assets	5,846,105

LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	9,256
Payable for fund shares redeemed	648,950
Accrued expenses	13,242

Total Liabilities	671,448

NET ASSETS	$5,174,657

ANALYSIS OF NET ASSETS
Capital stock (500,000,000 shares authorized, $0.001 par value)	$5,175
Paid-in capital	5,169,482

NET ASSETS	$5,174,657

Shares issued and outstanding	5,174,657
NET ASSET VALUE PER SHARE	$1.000

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
Year Ended July 31, 2009

INVESTMENT INCOME
Interest	$162,367
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	37,864
Shareholder service, transfer and dividend disbursing agent fees	52,475
Accounting fees	7,573
Custodian fees	37,704
Professional fees	23,232
Directors’ fees and expenses	31,349
Reports to shareholders	21,039
Registration fees	17,348
Miscellaneous	3,852

Total Expenses	232,436
Waiver of fees	(118,137)
Fees paid indirectly	(774)

Net Expenses	113,525

Net Increase in Net Assets Resulting from Operations	$48,842

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2009	July 31, 2008

OPERATIONS
Net investment income	$48,842	$432,391

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(48,842)	(432,391)

CAPITAL SHARE TRANSACTIONS	(11,807,476)	(554,833)

Total Decrease in Net Assets	(11,807,476)	(554,833)

NET ASSETS
Beginning of year	16,982,133	17,536,966

End of year	$5,174,657	$16,982,133

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2009

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (106.57%)
UNITED STATES GOVERNMENT AGENCIES
Federal Home Loan Bank, due 08/03/09	0.091%	$650,000	$649,997
Federal Home Loan Bank, due 08/05/09	0.112	1,100,000	1,099,987
Federal Home Loan Bank, due 08/07/09	0.162	850,000	849,977
Federal Home Loan Bank, due 08/14/09	0.132	900,000	899,958
Federal Home Loan Mortgage Corp., due 08/10/09	0.096	1,000,000	999,976
Federal Home Loan Mortgage Corp., due 08/24/09	0.112	650,000	649,954
Federal National Mortgage Assoc., due 08/03/09	0.132	365,000	364,997

Total United States Government Agencies (Cost $5,514,846)			5,514,846

Total Short-Term Investments (Cost $5,514,846)			5,514,846

OTHER ASSETS LESS LIABILITIES (-6.57%)
Cash, receivables, prepaid expense and other assets, less liabilities			(340,189)

Total Net Assets (100.00%)			$5,174,657

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009

1.  Significant Accounting Policies

Organization

EquiTrust Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company or mutual fund.

Security Valuation

The Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

Income and Investment Transactions

The Fund records investment transactions on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis. Discounts on investments purchased are amortized over the life of the respective investments.

Distributions to Shareholders

All of the Fund’s net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (Statement) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. See Note 4, “Fair Value”, for detailed information regarding fair value measurements.

In May 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 165 “Subsequent Events.” This standard establishes principles and requirements for potential recognition and disclosure of events or transactions that occur after the balance sheet date. See Note 8, “Subsequent Events”.

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary as the Fund is qualified as a “regulated investment company” under the Subchapter M of Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (July 31, 2006 through July 31, 2009).

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes (continued)

At July 31, 2009, the components of net assets on a tax basis were the same for financial reporting purposes.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund’s average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by EquiTrust Investment, plus an annual per account charge of $9.03; and (3) accounting fees, which are based on the Fund’s average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

EquiTrust Investment voluntarily waived a portion of investment advisory and management fees, transfer agent fees, accounting fees, custodial fees, and miscellaneous fess. The fees waived totaled $21,244, $34,455, $3,855, $22,391 and $36,192, respectively, for the year ended July 31, 2009.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At July 31, 2009, FBL Financial Group, Inc. and its affiliated companies owned 703,553 shares (13.60%) of the Fund.

4.  Fair Value

As discussed in Note 1, Statement No. 157, “Fair Value Measurements,” defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of the investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At August 1, 2008 and July 31, 2009, there were no valuation inputs classified as level 3.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2009:

Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs:
Debt securities issued by US government agencies	5,514,846
Level 3 — Significant Unobservable Inputs	—

Total	$5,514,846

5.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

5.  Expense Offset Arrangements (continued)

6.  Capital Share Transactions

Transactions in Capital stock were as follows:

	Year Ended		Year Ended
	July 31, 2009		July 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	78,271,493	$78,271,493	85,995,044	$85,995,044
Shares issued in reinvestment of dividends and distributions	48,614	48,614	431,052	431,052
Shares redeemed	(90,127,583)	(90,127,583)	(86,980,929)	(86,980,929)

Net Decrease	(11,807,476)	$(11,807,476)	(554,833)	$(554,833)

7.  Dividends to Shareholders

Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the year ended July 31, 2009 were paid as follows:

Payable Date

August 29, 2008	$0.0007
September 30, 2008	0.0009
October 31, 2008	0.0006
November 26, 2008	0.0002
December 31, 2008	0.0001
January 30, 2009	0.0001
February 27, 2009	0.0000
March 31, 2009	0.0001
April 30, 2009	0.0000
May 29, 2009	0.0000
June 30, 2009	0.0000
July 31, 2009	0.0000

Total Dividends Per Share	$0.0027

The tax character of dividends to shareholders during the years ended July 31, 2009 and July 31, 2008 was the same as for financial reporting purposes.

8.  Subsequent Events

On August 13, 2009, shareholders of the Fund voted to approve the merger of EquiTrust Money Market Fund, Inc. into EquiTrust Series Fund, Inc. Money Market Portfolio Class I shares. The merger was accomplished by a tax-free exchange of 4,048,593 shares of EquiTrust Money Market Fund, Inc. (valued at $4,048,593) for 4,048,593 shares of EquiTrust Series Fund, Inc. Money Market Portfolio Class I on August 28, 2009. The aggregate net assets of EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc. Money Market Portfolio Class I immediately before the merger was $4,048,593 and $2,978,261, respectively.

The Fund is not aware of any other transactions or events, which occurred after the balance sheet date and before the financial statements were issued, September 28, 2009, which would require recognition or disclosure.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.003	0.022	0.038	0.027	0.009

Total from investment operations	0.003	0.022	0.038	0.027	0.009

Less Distributions:
Dividends (from net investment income)	(0.003)	(0.022)	(0.038)	(0.027)	(0.009)

Total distributions	(0.003)	(0.022)	(0.038)	(0.027)	(0.009)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:
Total investment return based on net asset value (1)	0.26%	2.24%	3.86%	2.78%	0.93%
Ratios/Supplemental Data:
Net assets, end of period ($000’s omitted)	$5,175	$16,982	$17,537	$17,471	$15,909
Ratio of total expenses to average net assets	1.53%	1.36%	1.43%	1.54%	1.50%
Ratio of net expenses to average net assets	0.75%	1.35%	1.41%	1.50%	1.32%
Ratio of net investment income to average net assets	0.32%	2.23%	3.79%	2.75%	0.91%
Information assuming no voluntary reimbursement/waiver of expenses by EquiTrust Investment (2):
Per share net investment income	$(0.020)	$0.022	$0.038	$0.027	$0.007
Amount reimbursed/waived	$118,137	$—	$—	$6,792	$30,152

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

(2) EquiTrust Investment voluntarily reimbursed/waived certain Fund expenses in 2009, 2006 and 2005 (see Note 3 to the financial statements).

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
EquiTrust Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EquiTrust Money Market Fund, Inc. as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EquiTrust Money Market Fund, Inc. at July 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa
September 28, 2009

OFFICERS AND DIRECTORS

Number of
		Term of		Portfolios
		Office &		in Fund
	Position(s)	Length		Complex
	Held with	of Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Fund	Served (1)	During Past Five Years	by Director	Held by Director

Interested Persons (2)
Craig A. Lang (58)	President and Director	Since 2002	Chairman and Director, FBL Financial Group, Inc. Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	13	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc. (Newton, Iowa); Member, Iowa Board of Regents
James E. Hohmann (53)	Vice President	Since 2009	Chief Executive Officer, FBL Financial Group, Inc. Mr. Hohmann serves as an officer and/or director/trustee of various affiliates of the foregoing.
Kristi Rojohn (46)	Chief Executive Officer and Secretary	Since 1990	Chief Executive Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
James P. Brannen (47)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. Mr. Brannen serves as an officer and/or director of various affiliates of the foregoing.
Richard J. Kypta (56)	Executive Vice President	Since 2007	Executive Vice President, FBL Financial Group, Inc. Mr. Kypta serves as an officer and/or director of various affiliates of the foregoing. Past Senior Vice President and Chief Operating Officer, Aviva USA Corporation; Past Senior Vice President, General Counsel and Secretary, Aviva USA Corporation
John M. Paule (53)	Vice President	Since 2000	Executive Vice President, FBL Financial Group, Inc. Mr. Paule serves as an officer and/or director of various affiliates of the foregoing.
Charles T. Happel (48)	Vice President — Investments	Since 2008	Vice President — Investments, FBL Financial Group, Inc. Mr. Happel serves as an officer and/or director of various affiliates of the foregoing.
David A. McNeill (54)	General Counsel	Since 2009	General Counsel, FBL Financial Group, Inc. Mr. McNeill serves as an officer and/or director of various affiliates of the foregoing.
Rob Ruisch (42)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jennifer Morgan (38)	Chief Compliance Officer and Assistant Secretary	Since 2005	Chief Compliance Officer and Assistant Secretary, EquiTrust Mutual Funds, Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Lillie Peshel (35)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Sara Tamisiea (27)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jodi Winslow (34)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing

				Number of
		Term of		Portfolios
		Office &		in Fund
	Position(s)	Length		Complex
	Held with	of Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Fund	Served (1)	During Past Five Years	by Director	Held by Director

Non-Interested Persons (2)
Erwin H. Johnson (66) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (66) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (53) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants	13
James D. Wallace (54) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries	13	Director, GuideOne Insurance and various subsidiaries
Erlin J. Weness (65) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator — Farm Management, University of Minnesota	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

1	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.
2	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Mr. Lang is an interested director of the Fund by virtue of the position with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information (“SAI”) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $10,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Mutual Funds attended. A fee of $500 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board meeting attended. For the fiscal year ended July 31, 2009, the Fund paid directors’ fees totaling $29,417.

INFORMATION ON PROXY VOTING

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that the EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2009 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

FORM N-Q DISCLOSURE

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2. Code of Ethics.
(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.
Item 3. Audit Committee Financial Expert.
(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees: For the Fund’s fiscal years ended July 31, 2008 and July 31, 2009, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $15,000 and $15,500, respectively.

(b)	Audit-Related Fees: There were no audit-related expenses for the fiscal years ended July 31, 2008 or July 31, 2009.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended July 31, 2008 and July 31, 2009, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2008	July 31, 2009

Fees related to audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund	$127,700	$135,600

Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$42,000	$35,200

(e)	(1) On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:
C.	Independent registered public accounting firm
2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):
a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.
3.	Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.
•	The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:
(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:
(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: For the Fund’s fiscal years ended July 31, 2008 and July 31, 2009, there were no non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing service.

(h)	Not applicable

Item 5. Audit Committee of Listed Registrant.
Not applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.
Item 11. Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Money Market Fund, Inc.

By:	/s/ Kristi Rojohn

Name: Kristi Rojohn
Title: Chief Executive Officer
Date: 9/25/09
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn

Name: Kristi Rojohn
Title: Chief Executive Officer
Date: 9/25/09

By:	/s/ James P. Brannen

Name: James P. Brannen
Title: Chief Financial Officer
Date: 9/28/09